Equity (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars)	$ 55,700,000
Employee Stock Option [Member]
Equity (Details) [Line Items]
Weighted average period over which unrecognized compensation cost will be recognized	1 year 6 months 21 days
Unrecognized compensation cost (in Dollars)	$ 300,000